Concentration of Credit Risks (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Customers	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Concentration of Credit Risks (Textual)
Percentage of loan receivable	23.00%	10.00%
Cash and cash equivalents | $	$ 1,311,749	$ 1,220,380	$ 4,496,588	$ 6,732,601
Number of customers | Customers	1